Derivative Financial Instruments	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of derivative financial instruments [text block]	Derivative financial instruments
The group has the following derivative financial instruments:

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total

At 30 June 2023

Derivative financial assets	179	67	44	89	379
Non-current	135	33	16	85	269
Current	44	34	28	4	110

Derivative financial liabilities	(1 291)	(19)	—	(221)	(1 531)
Non-current	(401)	—	—	(69)	(470)
Current	(890)	(19)	—	(152)	(1 061)

Net derivative financial instruments	(1 112)	48	44	(132)	(1 152)

Unrealised gains/(losses) included in other reserves, net of tax	(808)	55	—	—	(753)

Movements for the year ended 30 June 2023

Realised gains/(losses) included in revenue	(209)	25	—	—	(184)
Unrealised losses on gold contracts recognised in other comprehensive income	(1 748)	(34)	—	—	(1 782)

Gains/(losses) on derivatives	—	—	21	(145)	(124)
Day one loss amortisation	(66)	(4)	—	—	(70)

Total gains/(losses) on derivatives	(66)	(4)	21	(145)	(194)
Hedge effectiveness

Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1 748)	(34)	—	—	(1 782)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1 748	34	—	—	1 782
19    Derivative financial instruments continued

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Total
At 30 June 2022

Derivative financial assets	523	44	77	12	656
Non-current	113	18	6	—	137
Current	410	26	71	12	519

Derivative financial liabilities	—	(11)	—	—	(11)
Non-current	—	(3)	—	—	(3)
Current	—	(8)	—	—	(8)

Net derivative financial instruments	523	33	77	12	645

Unrealised gains included in other reserves, net of tax	441	39	—	—	480
Movements for the year ended 30 June 2022

Realised gains/(losses) included in revenue	602	(105)	—	—	497
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(292)	50	—	—	(242)

Gains/(losses) on derivatives	—	—	114	(16)	98
Day one loss amortisation	(39)	(6)	—	—	(45)

Total gains/(losses) on derivatives	(39)	(6)	114	(16)	53
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(292)	50	—	—	(242)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	292	(50)	—	—	242

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total
Movements for the year ended 30 June 2021

Realised losses included in revenue	(2 023)	(273)	—	—	—	(2 296)
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	2 999	(7)	—	—	—	2 992

Gains/(losses) on derivatives	—	—	(256)	1 217	111	1 072
Day one loss amortisation	(42)	(8)	—	—	—	(50)

Total gains/(losses) on derivatives	(42)	(8)	(256)	1 217	111	1 022
19    Derivative financial instruments continued
Hedge accounting
Harmony has entered into gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves – refer to note 25). Refer to note 39 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty and own credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. Hedge ineffectiveness is measured by comparing the change in the expected cash flows from a forward sale contract versus the sale of an equivalent quantity of gold in the open market. Ineffectiveness results when the changes in the fair values in the hedging instruments exceed the fair value changes in the hedged item. A negligible amount of hedge ineffectiveness was experienced in the years presented.

The gains and losses from derivative contracts to which hedge accounting is not applied is included in gains/(losses) on derivatives in profit or loss.

(a)Rand gold contracts
All Rand gold forward contracts entered into after 1 October 2020 were apportioned to the South African operations which included Mponeng and Mine Waste Solutions operation.

As a result of the original 21-day lockdown announced to curb the Covid-19 pandemic the gold forwards’ hedged items were no longer probable and in order to better match the cash flows relating to the underlying exposure, certain of the Rand gold forwards with maturities between 15 April 2020 and 31 May 2020 were effectively extended to mature between the periods July 2020 and March 2021. The restructured gold forwards retained the pricing of the original forwards and they were not designated as hedging instruments. Unrealised losses relating to the hedges previously recognised in other comprehensive income were immediately reclassified to profit or loss as gains/losses on derivatives. All subsequent gains and losses on the restructured hedges were recognised in profit or loss. As at 30 June 2021, all the restructured gold forwards had matured.

(b)US$ commodity contracts
Harmony maintains a derivative programme for Hidden Valley by entering into commodity derivative contracts. The contracts comprise US$ gold forward sale contracts as well as silver zero cost collars which establish a minimum (floor) and maximum (cap) silver sales price. Hedge accounting is applied to all US$ gold forward sale contracts and these are shown separately from the silver zero cost collars that are not hedge accounted.

(c)Foreign exchange contracts
Harmony maintains a foreign exchange derivative programme in the form of zero cost collars, which sets a floor and cap Rand/US$ exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts (FECs). Hedge accounting is not applied to these contracts.
19    Derivative financial instruments continued
The following table shows the open position at the reporting date:

	2024				2025				TOTAL
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Foreign exchange contracts
Zero cost collars
US$m	78	78	78	78	78	76	66	30	562
Average floor – R/US$	17.47	17.64	17.81	18.04	18.25	18.72	19.33	19.98	18.25
Average cap – R/US$	19.38	19.58	19.76	20.03	20.25	20.73	21.35	22.01	20.23
Forward contracts
US$m	36	36	36	36	36	33	24	13	250
Average forward rate – R/US$	18.49	18.65	18.83	19.06	19.39	19.67	20.19	20.50	18.96
Commodity contracts
Rand gold hedging contracts
000 oz – cash flow hedge	78	78	78	72	72	72	66	36	552
Average R'000/kg	1 074	1 099	1 134	1 159	1 185	1 230	1 315	1 388	1 181
US$ gold hedging contracts
000 oz – cash flow hedge	9	9	9	9	9	6	3	1	55
Average US$/oz	1 860	1 941	2 052	2 106	2 127	2 150	2 171	2 187	2 043
Total gold
000 oz	87	87	87	81	81	78	69	37	607
US$ silver contracts
000 oz	240	240	240	240	210	210	120	40	1 540
Average floor – US$/oz	24.09	24.35	24.53	24.54	24.66	24.92	25.59	25.86	24.62
Average cap – US$/oz	26.87	27.12	27.31	27.42	27.66	27.92	28.59	28.86	27.50
Refer to note 39 for the details on the fair value measurements.